Investments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023	Jul. 01, 2024
Schedule of Equity Method Investments [Line Items]
Number of exchange-traded shares sold (in shares)		400,000
Sale of exchange-traded investments		$ 2,302
Investment in debt securities - AFS	$ 11,187		$ 0
Additional investment in debt securities - AFS	0	7,400	2,600
Allowance for credit loss related to available for sale debt securities	0
Unrealized gain on AFS debt securities	$ 909	62	$ 0
ESG Fund
Schedule of Equity Method Investments [Line Items]
Investment interest percentage	5.00%
AeroFlexx
Schedule of Equity Method Investments [Line Items]
Investment interest percentage	34.00%		31.00%
Investment in debt security - AFS, maximum capacity				$ 10,000
Investment in debt securities - AFS	$ 11,187		$ 0	$ 7,635
Additional investment in debt securities - AFS		$ 2,365
Investment, conversion price percentage				100.00%
Accrued interest receivable, location	Investments
Accrued interest receivable	$ 216
Unrealized gain on AFS debt securities	$ 909